Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

(the “Fund”)

Maxim T. Rowe Price Equity/Income Portfolio

Supplement dated September 19, 2011 to the

Prospectus for the Fund, dated July 20, 2011

The chart labeled “Calendar Year Total Returns” for the Maxim T. Rowe Price Equity Income Portfolio on page 54 of the Prospectus is hereby deleted and replaced in its entirety with the following:

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus for the Fund dated July 20, 2011.

Please keep this Supplement for future reference.